PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Equity interest held by non-controlling interests	49.00%	49.00%	49.00%
Dividends paid to non-controlling interests	$ (771)	¥ (4,900)
Shanghai Onway [Member]
IfrsStatementLineItems [Line Items]
Loss for the year allocated to non-controlling interests	(1,073)	(6,819)	¥ (1,415)	¥ (4,886)
Dividends paid to non-controlling interests	771	4,900
Accumulated balances of non-controlling interest	$ 16,890	¥ 107,353	¥ 119,072	¥ 120,487